Income taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of statutory income tax rate and the effective income tax rate

The following schedule summarizes the principal differences between income tax benefit at the UK statutory income tax rate and the consolidated effective income tax rate reflected in the condensed consolidated financial statements:

	June 30,
	2025	2024
UK Federal income tax rate	25.0%	25.0%
Valuation allowance	(18.9)	(18.9)
Change in UK statutory income tax rate	-	0
Nondeductible expense	(5.1)	(5.1)
R&D expenditures	0.9	0.9
Foreign income tax rate differential	(1.0)	(1.0)
	0.9%	0.9%

The following schedule summarizes the principal differences between income tax benefit at the UK statutory income tax rate and the effective income tax rate reflected in the consolidated financial statements:

	December 31,	December 31,
	2024	2023
UK Federal income tax rate	25.0%	23.5%
Valuation allowance	(18.1)	(25.4)
Change in UK statutory income tax rate	-	7.3
Change in Fair Value	(2.8)	-
Loss on Debt Extinguishment	(2.1)	-
Nondeductible expense	(1.5)	(3.5)
R&D expenditures	-	-
Foreign income tax rate differential	(0.7)	(0.7)
Other true ups	3.7	-
	3.5%	1.2%

Schedule of income tax benefit

Income tax benefit consists of the following:

	December 31, 2024	December 31, 2023
Current foreign
United Kingdom (“UK”)	$1,851,038	$402,184
Deferred foreign
Loss carryforwards	7,581,029	5,939,949
Change in UK statutory tax rate	-	2,405,268
Income tax provision to return adjustments	1,027,496	36,730
Other	615,516	(68,641)
Valuation allowance	(9,224,041)	(8,313,306)
	-	-
Deferred foreign - other comprehensive Income (loss)
Foreign currency translation adjustments	(947,349)	(4,266)
Valuation allowance	947,349	4,266
	-	-
Total income tax benefit	$1,851,038	$402,184

Schedule of loss before income taxes

Loss before income taxes related to our operations consists of:

	December 31, 2024	December 31, 2023
Foreign
Corporate - UK	$(38,256,788)	$(24,721,521)
Nigeria	(1,379,201)	(4,660,081)
Portugal	(3,416,096)	(2,157,245)
Argentina	(5,723,728)	122,665
South Africa	(3,018,902)	(1,170,841)
Other foreign entities	(772,019)	(201,056)
Total loss before income taxes	$(52,566,734)	$(32,788,079)

Schedule of deferred income tax assets and liabilities

The income tax affects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities consist of the following:

(in thousands)	December 31, 2024	December 31, 2023
Deferred income tax assets:
Loss carryforwards
UK	$18,727,082	$15,136,289
Argentina	1,367,756	138,716
Nigeria	1,217,743	1,352,159
Portugal	88,983	462,072
Other foreign entities	492,391	55,893
Total loss carryforwards	21,893,955	17,145,129
Compensation (2)	338,501	53,596
Interest expense carryover (2)	2,500,175	-
Accruals & Reserves (3)	32,179	-
Valuation allowance	(24,287,585)	(16,010,893)

Total deferred income tax assets	477,225	1,187,832

Deferred income tax liabilities
Intangible assets - R&D (2)	(328,874)	(1,156,044)
Property, plant, and equipment (2)	(148,339)	(31,788)
Other (1)	(12)
Total deferred income tax liabilities	(477,225)	(1,187,832)
Net deferred income tax assets (liabilities)	$-	$-

(1)	Pertains to company’s operations located in Nigeria.
(2)	Pertains to company’s operations located in the UK.
(3)	Pertains to company’s operations located in the UK and South Africa.

Summary of change in the valuation allowances

A summary of the change in the valuation allowances against the Company’s net deferred income tax assets for calendar years 2024 and 2023, follows:

	2024	2023
Beginning balance, January 1	$16,010,893	$7,701,853
Change in valuation allowance associated with foreign currency translation adjustments during the current year	(947,349)	(4,266)
Change in valuation allowance associated with current year earnings	9,224,041	8,313,306
Change in estimate during current year	-	-
Ending balance, December 21	$24,287,585	$16,010,893